3. CHANGES IN ACCOUNTING POLICIES (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ (90,936)	$ 505,053	$ 292,900
Foreign currency translation adjustments	44,459	(48,563)	(1,765)
Other comprehensive income	50,183	(53,061)	1,911
Total comprehensive loss	(40,753)	$ 451,992	$ 294,811
IFRS 15 [Member]
Net loss	10,601
Foreign currency translation adjustments	(217)
Other comprehensive income	(217)
Total comprehensive loss	10,384
Balance Without the Adoption of IFRS 15 [Member]
Net loss	(101,537)
Foreign currency translation adjustments	44,676
Other comprehensive income	50,400
Total comprehensive loss	$ (51,137)